CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		$ 1,114		$ 1,446	$ 2,685	$ 1,858
Operating Expenses
Professional fees	257,177	118,979	904,441	316,824	949,450	396,112
Professional fees - related party	103,500	37,550	141,000	130,550	236,275	100,000
Management fee - related party	120,000	120,000	240,000	240,000	480,000	300,000
Personnel related expenses	608,337	302,270	1,569,827	557,046	1,373,786	1,711,407
Impairment of website and development cost						86,670
Other selling, general and administrative	56,996	92,680	141,827	171,789	384,125	391,098
Total Operating Expenses	1,146,010	671,479	2,997,095	1,416,209	3,423,636	2,985,287
Loss before income taxes	(1,146,010)	(670,365)	(2,997,095)	(1,414,763)	(3,420,951)	(2,983,429)
Income taxes
Net Loss	$ (1,146,010)	$ (670,365)	$ (2,997,095)	$ (1,414,763)	$ (3,420,951)	$ (2,983,429)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.05)
Weighted average number of common shares outstanding during the periods - basic and diluted	87,751,941	72,929,763	86,211,828	71,977,253	74,134,225	65,012,738